UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: July 1, 2015 - June 30, 2016

PROXY VOTING RECORDS

SIRIUS S&P STRATEGIC LARGE-CAP ALLOCATION FUND

Vote Summary
FIDELITY MM
Security		316175207				Meeting Type	Special
Ticker Symbol		FMPXX				Meeting Date	18-Nov-15
Record Date		17-Nov-15
City /	Country		/	United States

Item	Proposal				Proposed by	Vote	For/Against Management
1	ELECT BOARD OF TRUSTEE MEMBERS				Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: August 12, 2016	Katherine M. Honey President Sirius S&P Strategic Large-Cap Allocation Fund